Hybrid Bonds - Summary of Hybrid Bonds (Parenthetical) (Detail) - Private hybrid bonds [Member]	12 Months Ended
Dec. 31, 2021
After 10 years [Member]
Annual interest rate, additional premium	0.25%
Annual interest rate, additional premium period	10 years
After 25 years [Member]
Annual interest rate, additional premium	0.75%
Annual interest rate, additional premium period	25 years